Consolidated Statements of Changes in Equity (Unaudited) - GBP (£) £ in Thousands	Share Capital [Member]	Share premium [member]	Merger reserve [member]	Warrant reserve [member]	Retained earnings [member]	Total
At 1 January 2021 at Dec. 31, 2020	£ 1,063	£ 74,364	£ 53,003	£ 720	£ (122,432)	£ 6,718
IfrsStatementLineItems [Line Items]
Loss for the year					(5,460)	(5,460)
Total comprehensive loss					(5,460)	(5,460)
Transactions with owners
Costs associated with share issue on 19 February 2021		(10)				(10)
Share-based payment charge					89	89
Total contribution by and distributions to owners	35	9,070			89	9,194
Shares issued on 19 February 2021		161				161
Costs associated with share issue on 6 July 2021		(1,046)				(1,046)
Shares issued on 6 July 2021	35	9,965				10,000
At 31 December 2021 at Dec. 31, 2021	1,098	83,434	53,003	720	(127,803)	10,452
IfrsStatementLineItems [Line Items]
Loss for the year					(7,656)	(7,656)
Total comprehensive loss					(7,656)	(7,656)
Transactions with owners
Costs associated with share issue on 19 December 2022		(78)				(78)
Share-based payment charge					123	123
Total contribution by and distributions to owners	10	233			123	366
Shares issued on 19 February 2021	10	311				321
Shares issued on 6 July 2021
At 31 December 2021 at Dec. 31, 2022	1,108	83,667	53,003	720	(135,336)	3,162
IfrsStatementLineItems [Line Items]
Loss for the year					(3,568)	(3,568)
Total comprehensive loss					(3,568)	(3,568)
Transactions with owners
Shares issued on February 15, 2023	1,956	3,013				4,969
Costs associated with share issue on 19 February 2021		(903)				(903)
Shares issued on 26 May 2023	2,277			103	(355)	2,025
Costs associated with share issue on 19 December 2022					(527)	(527)
Share-based payment charge					141	141
Total contribution by and distributions to owners	4,233	2,110		103	(741)	5,705
At 31 December 2021 at Jun. 30, 2023	5,341	85,777	53,003	823	(139,645)	5,299
At 1 January 2021 at Dec. 31, 2022	1,108	83,667	53,003	720	(135,336)	3,162
IfrsStatementLineItems [Line Items]
Loss for the year					(7,079)	(7,079)
Total comprehensive loss					(7,079)	(7,079)
Transactions with owners
Costs associated with share issue on 19 February 2021		(903)				(903)
Shares issued on 26 May 2023	2,380				(355)	2,025
Costs associated with share issue on 19 December 2022					(527)	(527)
Issue of shares to purchase intangible asset	324	955		1,422		2,701
Share-based payment charge					244	244
Total contribution by and distributions to owners	5,145	3,065		2,737	(2,352)	8,595
Shares issued on 19 February 2021	1,956	3,013				4,969
Shares issued on 21 December 2023	485			1,315	(1,273)	527
Costs associated with share issue on 6 July 2021					(441)	(441)
At 31 December 2021 at Dec. 31, 2023	6,253	86,732	53,003	3,457	(144,767)	4,678
IfrsStatementLineItems [Line Items]
Loss for the year					(3,308)	(3,308)
Total comprehensive loss					(3,308)	(3,308)
Transactions with owners
Shares issued on May 22, 2024	1,242	3,730		1,690		6,662
Costs associated with share issue on May 22, 2024		(369)		(125)		(494)
Exercise of warrants during period	1,043	1,081		(1,348)		776
Issue of shares to purchase intangible asset	151	68				219
Share-based payment charge					195	195
Total contribution by and distributions to owners	2,436	4,510		217	195	7,357
At 31 December 2021 at Jun. 30, 2024	£ 8,689	£ 91,242	£ 53,003	£ 3,674	£ (147,881)	£ 8,727